LONG-TERM DEBT - Long-Term Debt Maturities - 10K (Details) - USD ($) $ in Millions			3 Months Ended
	Apr. 09, 2016	Feb. 29, 2016	Mar. 31, 2015	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
2016					$ 30.0
2017					658.3
2018					6.9
2019					641.8
2020					0.1
Thereafter					500.1
Total long-term debt					1,837.2
Discounts					(3.5)
Total long-term debt, net of discounts				$ 1,790.4	1,813.7	$ 1,863.9
2011 Term Loan [Member]
Debt Instrument [Line Items]
Total long-term debt		$ 651.4	$ 662.9	$ 651.4	662.9
Repayment of debt		$ 11.5	$ 12.1
5 3/4% Senior Notes Due 2021 [Member]
Debt Instrument [Line Items]
Total long-term debt					500.0		$ 500.0
Scenario, Forecast [Member] | 2011 Term Loan [Member]
Debt Instrument [Line Items]
Repayment of debt	$ 23.2
Previously Reported [Member]
Debt Instrument [Line Items]
Total long-term debt, net of discounts					$ 1,833.7